CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Statements of operations) - USD ($)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
EXPENSE:
General and administrative	$ 260,393	$ 118,705
OTHER INCOME
Other income net	27,391	0
Net (loss)	(93,056)	(15,784)
Consolidated Entities [Member]
EXPENSE:
General and administrative	(130,415)	(102,833)
OTHER INCOME
Gain from investment in subsidiaries	(9,968)	(87,049)
Other income net	27,391	0
Total other income	37,359	87,049
Net (loss)	$ (93,056)	$ (15,784)